LOSS PER SHARE	6 Months Ended
Jun. 30, 2026
LOSS PER SHARE
LOSS PER SHARE

NOTE 12 —LOSS PER SHARE

Basic and diluted loss per share have been calculated in accordance with ASC 260 for the six months ended June 30, 2025 and 2026.

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Numerator:
Net (loss)/ income attributable to Baird Medical Investment Holdings Limited’s shareholders	$(11,293,895)	$35,405
Dividend to preferred shares	(101,500)	(101,500)
Net loss attributable to the Company’s ordinary shareholders - basic	(11,395,395)	(66,095)
Dilutive factors	—	—
Net loss attributable to the Company’s ordinary shareholders - diluted	(11,395,395)	(66,095)
Denominator:
Weighted average number of shares – basic	26,402,382	31,330,271
Effects of dilutive securities	—	—
Weighted average number of shares – diluted	26,402,382	31,330,271
Net loss per share, basic	$(0.43)	$(0.002)
Net loss per share, diluted	$(0.43)	$(0.002)

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method.

Under the two-class method, net income/(loss) is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

The Company’s preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. The computation of diluted net income/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income/(loss) per share. For the six months ended June 30, 2025 and 2026, the computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of the Company’s preferred shares that would have an anti-dilutive effect (i.e. a decrease in loss per share amounts) on net loss per share. 8,823,529 earnout shares and 1,350,000 earnout shares are earnout arrangements that are subject to the contingently issuable shares guidance in ASC 260-10-45. They were excluded from the computation of earnings per share because they are included in the denominator in computing earnings per share only when the contingency has been met and there is no longer a circumstance in which those shares would not be issued in accordance with ASC260. 11,500,000 units of public warrants were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the six months ended June 30, 2025 and 2026.